Offsets	Aug. 05, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	The Macerich Company
Form or Filing Type	S-3
File Number	333-273707
Initial Filing Date	Aug. 04, 2023
Fee Offset Claimed	$ 5,149.24
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,732,135
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 46,726,330.20
Termination / Withdrawal Statement	The Company previously registered the offering of 11,774,748 shares of its common stock by means of a 424(b)(7) prospectus supplement, dated August 4, 2023 (the "Prior Resale Prospectus Supplement"), filed pursuant to a registration statement on Form S-3 (Registration No. 333-273707) filed on August 4, 2023 (the "2023 Registration Statement"). In connection with the filing of the Prior Resale Prospectus Supplement, the Company (i) made a contemporaneous fee payment in the amount of $5,149.24 to register the offering of 3,732,135 shares of its common stock and (ii) carried forward filing fees of $54,481.49 pursuant to Rule 415(a)(6) under the Securities Act relating to 8,042,613 unsold shares of its common stock that had been previously registered. Of the shares registered under the Prior Resale Prospectus Supplement, 10,546,099 shares remain unsold as of the date hereof. The 2023 Registration Statement expired on August 4, 2026 and the Company has terminated the offering that included the unsold shares of common stock under the Prior Resale Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $5,149.24 that has already been paid and remains unused with respect to a portion of the securities that were previously registered pursuant to the Prior Resale Prospectus Supplement and were not sold thereunder may be applied to offset the filing fees payable pursuant to the prospectus supplement to which this Exhibit 107 relates. Unsold Aggregate Offering Amount Associated with Fee Offset Claimed reflects the assumed maximum offering price for purposes of calculating, in accordance with Rule 457(o) and Rule 457(r) under the Securities Act, the registration fee contemporaneously paid in connection with the registration of such unsold securities under the Prior Resale Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	The Macerich Company
Form or Filing Type	S-3
File Number	333-273707
Filing Date	Aug. 04, 2023
Fee Paid with Fee Offset Source	$ 5,149.24
Offset Note	See note (1).